PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
COMMON STOCK : 62.6%
Communication Services : 4.3%
39,639
Alphabet, Inc. - Class A
$ 6,574,128
1.4
52,243  Comcast Corp. - Class
A
2,182,190
0.4
6,817  Meta Platforms, Inc.
- Class A
3,902,324
0.8
20,186
T-Mobile US, Inc.
4,165,583
0.9
38,926
Walt Disney Co.
3,744,292
0.8
20,568,517
4.3
Consumer Discretionary : 3.8%
35,607
(1)
Amazon.com, Inc.
6,634,652
1.4
84,161
General Motors Co.
3,773,779
0.8
19,341
Genuine Parts Co.
2,701,551
0.6
52,346  Las Vegas Sands
Corp.
2,635,098
0.5
26,693
Starbucks Corp.
2,602,301
0.5
18,347,381
3.8
Consumer Staples : 3.3%
90,440
Kraft Heinz Co.
3,175,348
0.7
40,110  Philip Morris
International, Inc.
4,869,354
1.0
55,186
Sysco Corp.
4,307,819
0.9
58,325
(1)
US Foods Holding
Corp.
3,586,988
0.7
15,939,509
3.3
Energy : 5.0%
35,395
Chevron Corp.
5,212,622
1.1
52,345
ConocoPhillips
5,510,882
1.2
59,211
Exxon Mobil Corp.
6,940,713
1.4
90,200
Shell PLC
2,926,249
0.6
90,749
Suncor Energy, Inc.
3,349,617
0.7
23,940,083
5.0
Financials : 13.6%
16,762
Allstate Corp.
3,178,913
0.7
8,870
American Express Co.
2,405,544
0.5
50,362  American International
Group, Inc.
3,688,009
0.8
241,872
Bank of America Corp.
9,597,481
2.0
58,244
Charles Schwab Corp.
3,774,794
0.8
114,515  Citizens Financial
Group, Inc.
4,703,131
1.0
36,802  Fidelity National
Information Services,
Inc.
3,082,167
0.6
32,112
(1)
Fiserv, Inc.
5,768,921
1.2
9,244  Goldman Sachs
Group, Inc.
4,576,797
0.9
32,434
KKR & Co., Inc.
4,235,232
0.9
28,202  PNC Financial
Services Group, Inc.
5,213,140
1.1
172,209
Wells Fargo & Co.
9,728,086
2.0
18,741  Willis Towers Watson
PLC
5,519,787
1.1
65,472,002
13.6
Principal
Amount† Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care : 9.0%
76,563  Bristol-Myers Squibb
Co.
$ 3,961,370
0.8
33,767
(1)
Centene Corp.
2,541,980
0.5
6,647
Cigna Group
2,302,787
0.5
50,256
CVS Health Corp.
3,160,097
0.7
4,555
Elevance Health, Inc.
2,368,600
0.5
24,448  GE HealthCare
Technologies, Inc.
2,294,445
0.5
9,995
Humana, Inc.
3,165,816
0.7
38,416
Johnson & Johnson
6,225,697
1.3
60,197
Medtronic PLC
5,419,536
1.1
79,132
Pfizer, Inc.
2,290,080
0.5
43,246
Sanofi
4,979,323
1.0
7,659  UnitedHealth Group,
Inc.
4,478,064
0.9
43,187,795
9.0
Industrials : 9.6%
106,850
CSX Corp.
3,689,531
0.8
33,721
Emerson Electric Co.
3,688,066
0.8
15,245
FedEx Corp.
4,172,252
0.9
20,556  Ferguson Enterprises,
Inc.
4,081,805
0.8
15,503  JB Hunt Transport
Services, Inc.
2,671,632
0.5
85,090  Johnson Controls
International PLC
6,603,835
1.4
16,351
Norfolk Southern Corp.
4,063,223
0.8
10,642
Parker-Hannifin Corp.
6,723,828
1.4
43,215  Raytheon Technologies
Corp.
5,235,929
1.1
25,797  Stanley Black &
Decker, Inc.
2,841,024
0.6
28,368
Textron, Inc.
2,512,837
0.5
46,283,962
9.6
Information Technology : 7.6%
62,353
Cisco Systems, Inc.
3,318,427
0.7
45,001  Cognizant Technology
Solutions Corp. - Class
A
3,473,177
0.7
36,879
(1)
Coherent Corp.
3,278,912
0.7
2,535
Lam Research Corp.
2,068,763
0.4
45,754  Microchip Technology,
Inc.
3,673,589
0.8
38,322  Micron Technology,
Inc.
3,974,374
0.8
12,637  NXP Semiconductors
NV
3,033,006
0.6
38,362
Oracle Corp.
6,536,885
1.4
12,674
Salesforce, Inc.
3,469,000
0.7
10,125
(1)
Zebra Technologies
Corp. - Class A
3,749,490
0.8
36,575,623
7.6
Materials : 2.2%
119,096
Barrick Gold Corp.
2,368,819
0.5
44,293
Corteva, Inc.
2,603,985
0.5
37,241  DuPont de Nemours,
Inc.
3,318,546
0.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
18,208
PPG Industries, Inc.
$ 2,411,832
0.5
10,703,182
2.2
Real Estate : 1.5%
55,918
(1)
CBRE Group, Inc.
- Class A
6,960,673
1.5
Software and Services : 0.6%
18,462
TE Connectivity PLC
2,787,577
0.6
Utilities : 2.1%
32,537  American Electric
Power Co., Inc.
3,338,296
0.7
62,006
FirstEnergy Corp.
2,749,966
0.6
121,699
PPL Corp.
4,025,803
0.8
10,114,065
2.1
Total Common Stock
(Cost $239,380,351)
300,880,369
62.6
CONVERTIBLE BONDS/NOTES : 8.0%
Communications : 2.5%
2,567,000
(2)
Airbnb, Inc., 4.870%,
03/15/2026 2,394,947
0.5
1,292,000  Cable One, Inc.,
1.125%,
03/15/2028 1,046,041
0.2
2,498,000
(2)
Cable One, Inc.,
5.880%,
03/15/2026 2,298,160
0.5
1,420,000
(3)
Liberty Broadband
Corp., 3.125%,
03/31/2053 1,415,731
0.3
910,000  Liberty Media Corp.-
Liberty Formula One,
2.250%,
08/15/2027 1,004,556
0.2
738,000
(3)
Match Group
Financeco 2, Inc.,
0.875%,
06/15/2026 693,811
0.2
730,000
(3)
Match Group
Financeco 3, Inc.,
2.000%,
01/15/2030 657,272
0.1
1,543,000  Shopify, Inc., 0.125%,
11/01/2025 1,488,995
0.3
1,335,000
(3)
Snap, Inc., 0.500%,
05/01/2030 1,138,755
0.2
12,138,268
2.5
Consumer, Non-cyclical : 2.9%
1,544,000  Alnylam
Pharmaceuticals, Inc.,
1.000%,
09/15/2027 1,808,796
0.4
2,072,000  Block, Inc., 0.125%,
03/01/2025 2,033,150
0.4
2,012,000
(3)(4)
Global Payments, Inc.,
1.500%,
03/01/2031 1,931,520
0.4
1,064,000
(3)
Haemonetics Corp.,
2.500%,
06/01/2029 1,073,044
0.2
2,267,000  Halozyme
Therapeutics, Inc.,
0.250%,
03/01/2027 2,280,218
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
2,017,000
(4)
Integra LifeSciences
Holdings Corp.,
0.500%,
08/15/2025 $ 1,921,697
0.4
1,730,000  Jazz Investments
I Ltd., 2.000%,
06/15/2026 1,730,433
0.3
281,000
(3)
Jazz Investments
I Ltd., 3.125%,
09/15/2030 294,066
0.1
611,000
(3)
Merit Medical
Systems, Inc., 3.000%,
02/01/2029 796,744
0.2
13,869,668
2.9
Energy : 0.2%
933,000  Northern Oil and
Gas, Inc., 3.625%,
04/15/2029 1,068,518
0.2
Industrials : 0.3%
1,479,000  John Bean
Technologies Corp.,
0.250%,
05/15/2026 1,392,774
0.3
Technology : 1.1%
130,000  CSG Systems
International, Inc.,
3.875%,
09/15/2028 130,195
0.0
2,435,000
(2)
Dropbox, Inc., 1.980%,
03/01/2026 2,368,037
0.5
2,788,000
(3)(4)
Microchip Technology,
Inc., 0.750%,
06/01/2030 2,774,757
0.6
5,272,989
1.1
Utilities : 1.0%
2,287,000
(4)
FirstEnergy Corp.,
4.000%,
05/01/2026 2,404,780
0.5
2,334,000  PPL Capital Funding,
Inc., 2.875%,
03/15/2028 2,478,125
0.5
4,882,905
1.0
Total Convertible
Bonds/Notes
(Cost $38,036,829)
38,625,122
8.0
CORPORATE BONDS/NOTES : 13.1%
Basic Materials : 0.1%
95,000  International Paper
Co., 6.000%,
11/15/2041 103,583
0.0
215,000
(3)
LYB Finance Co. BV,
8.100%,
03/15/2027 231,243
0.1
73,000  Rio Tinto Finance
USA Ltd., 7.125%,
07/15/2028 80,456
0.0
103,000  Sherwin-Williams Co.,
4.500%,
06/01/2047 94,037
0.0
509,319
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications : 1.3%
147,000  Amazon.com, Inc.,
2.875%,
05/12/2041 $ 117,103
0.0
455,000  America Movil SAB
de CV, 4.375%,
07/16/2042 413,368
0.1
163,000  AT&T, Inc., 3.550%,
09/15/2055 119,331
0.0
260,000  AT&T, Inc., 4.300%,
02/15/2030 259,761
0.1
63,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
4.908%,
07/23/2025 62,914
0.0
149,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 158,207
0.0
83,000  Comcast Corp.,
2.887%,
11/01/2051 55,826
0.0
138,000  Comcast Corp.,
2.937%,
11/01/2056 90,276
0.0
546,000  Comcast Corp.,
3.150%,
03/01/2026 538,655
0.1
444,000  Comcast Corp.,
3.900%,
03/01/2038 400,955
0.1
514,000  Comcast Corp.,
4.150%,
10/15/2028 514,946
0.1
92,000
(3)
Cox Communications,
Inc., 2.950%,
10/01/2050 57,893
0.0
182,000  Discovery
Communications LLC,
4.900%,
03/11/2026 181,928
0.1
273,000  Omnicom Group, Inc. /
Omnicom Capital, Inc.,
3.600%,
04/15/2026 269,886
0.1
444,000  Rogers
Communications, Inc.,
4.300%,
02/15/2048 373,023
0.1
202,000  Rogers
Communications, Inc.,
4.500%,
03/15/2043 179,398
0.0
89,625
(3)
Sprint Spectrum Co
LLC / Sprint Spectrum
Co II LLC / Sprint
Spectrum Co. III LLC,
4.738%,
09/20/2029 89,405
0.0
419,000  Telefonica Emisiones
SA, 5.213%,
03/08/2047 397,718
0.1
500,000  T-Mobile USA, Inc.,
2.700%,
03/15/2032 441,158
0.1
348,000  T-Mobile USA, Inc.,
3.400%,
10/15/2052 254,935
0.1
138,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 152,156
0.0
182,000  TWDC Enterprises
18 Corp., 3.000%,
02/13/2026 179,365
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
263,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 $ 214,918
0.1
631,000
(3)
Verizon
Communications, Inc.,
4.780%,
02/15/2035 630,349
0.1
6,153,474
1.3
Consumer, Cyclical : 1.0%
185,886  American Airlines Pass
Through Trust 2014-1,
A, 3.700%,
04/01/2028 179,953
0.0
275,000  General Motors Co.,
6.600%,
04/01/2036 297,693
0.1
348,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 350,439
0.1
878,000  Home Depot, Inc.,
5.125%,
04/30/2025 881,785
0.2
266,000  Honda Motor Co. Ltd.,
2.967%,
03/10/2032 242,961
0.0
231,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 195,779
0.0
361,000  Starbucks Corp.,
3.550%,
08/15/2029 352,180
0.1
215,616  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 211,337
0.0
208,025  United Airlines
Pass Through Trust
2018-1, AA, 3.500%,
09/01/2031 196,318
0.0
737,000
(4)
Walgreens Boots
Alliance, Inc., 4.500%,
11/18/2034 572,119
0.1
800,000
(4)
Warnermedia
Holdings, Inc., 3.788%,
03/15/2025 795,013
0.2
388,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 316,929
0.1
482,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 372,051
0.1
4,964,557
1.0
Consumer, Non-cyclical : 2.1%
98,000  AbbVie, Inc., 4.050%,
11/21/2039 90,574
0.0
554,000  AbbVie, Inc., 4.500%,
05/14/2035 552,457
0.1
90,000  AbbVie, Inc., 4.850%,
06/15/2044 89,002
0.0
621,000  Altria Group, Inc.,
5.800%,
02/14/2039 653,198
0.1
339,000  Amgen, Inc., 5.250%,
03/02/2025 339,525
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
719,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 $ 722,227
0.2
105,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 103,491
0.0
243,000
(3)
Bayer US Finance
II LLC, 4.375%,
12/15/2028 239,873
0.1
74,000
(3)
Bayer US Finance
LLC, 6.875%,
11/21/2053 83,001
0.0
106,000  Becton Dickinson
& Co., 4.875%,
05/15/2044 97,714
0.0
900,000  Boston Scientific Corp.,
1.900%,
06/01/2025 883,599
0.2
319,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 295,275
0.1
255,000  Bristol-Myers
Squibb Co., 6.250%,
11/15/2053 295,599
0.1
52,000  Cigna Group, 4.800%,
08/15/2038 50,689
0.0
123,994  CVS Pass-Through
Trust, 6.036%,
12/10/2028 126,136
0.0
936,000  Gilead Sciences, Inc.,
3.650%,
03/01/2026 928,770
0.2
39,000  GlaxoSmithKline
Capital, Inc., 6.375%,
05/15/2038 45,384
0.0
50,000  Haleon US Capital
LLC, 4.000%,
03/24/2052 42,587
0.0
601,000
(3)
Heineken NV, 3.500%,
01/29/2028 590,577
0.1
117,000  Ingredion, Inc.,
6.625%,
04/15/2037 132,885
0.0
302,000  Kenvue, Inc., 5.050%,
03/22/2053 310,586
0.1
45,000  Mead Johnson
Nutrition Co., 4.125%,
11/15/2025 44,881
0.0
201,000  Medtronic, Inc.,
4.375%,
03/15/2035 199,939
0.0
250,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 215,823
0.1
514,000  Philip Morris
International, Inc.,
3.250%,
11/10/2024 512,729
0.1
98,000  Philip Morris
International, Inc.,
4.875%,
11/15/2043 95,289
0.0
412,000  Sysco Corp., 3.750%,
10/01/2025 409,231
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
941,000  Thermo Fisher
Scientific, Inc.,
1.215%,
10/18/2024 $ 939,106
0.2
76,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 65,547
0.0
39,000  Zoetis, Inc., 4.700%,
02/01/2043 37,173
0.0
863,000  Zoetis, Inc., 5.400%,
11/14/2025 871,403
0.2
10,064,270
2.1
Energy : 1.4%
452,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 307,500
0.1
298,000
(3)
Cameron LNG LLC,
3.701%,
01/15/2039 257,210
0.1
477,000  Chevron Corp.,
2.954%,
05/16/2026 470,204
0.1
191,000  ConocoPhillips Co.,
4.150%,
11/15/2034 185,920
0.0
212,000  Diamondback
Energy, Inc., 5.750%,
04/18/2054 213,777
0.0
278,000  Energy Transfer L.P.,
4.900%,
03/15/2035 274,583
0.1
353,000  Energy Transfer L.P.,
5.000%,
05/15/2050 319,127
0.1
407,000  Energy Transfer L.P.,
5.300%,
04/01/2044 389,533
0.1
206,000  Energy Transfer L.P.,
6.400%,
12/01/2030 224,552
0.0
406,000  Enterprise Products
Operating LLC,
4.250%,
02/15/2048 351,126
0.1
275,000  Exxon Mobil Corp.,
2.709%,
03/06/2025 272,699
0.1
550,000  Exxon Mobil Corp.,
3.043%,
03/01/2026 543,485
0.1
440,000  Kinder Morgan, Inc.,
4.300%,
06/01/2025 438,091
0.1
341,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 346,511
0.1
474,000  MPLX L.P., 4.500%,
04/15/2038 438,359
0.1
550,000  Shell International
Finance BV, 3.250%,
05/11/2025 546,481
0.1
418,000  Spectra Energy
Partners L.P., 4.500%,
03/15/2045 364,606
0.1
105,000  Texas Eastern
Transmission L.P.,
7.000%,
07/15/2032 119,285
0.0
247,000
(4)
Valero Energy Corp.,
4.000%,
06/01/2052 191,708
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
243,000  Williams Cos., Inc.,
5.400%,
03/02/2026 $ 246,254
0.0
6,501,011
1.4
Financial : 0.4%
661,000  Air Lease Corp., MTN,
2.300%,
02/01/2025 654,517
0.2
429,000  Brixmor Operating
Partnership L.P.,
5.500%,
02/15/2034 441,857
0.1
129,000
(5)
Citizens Financial
Group, Inc., 6.645%,
04/25/2035 141,679
0.0
530,000
(3)
GA Global Funding
Trust, 5.500%,
01/08/2029 549,964
0.1
103,000
(3)
Global Atlantic Fin Co.,
6.750%,
03/15/2054 109,696
0.0
1,897,713
0.4
Financials : 4.0%
191,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.850%,
10/29/2041 159,821
0.0
200,000  Allstate Corp., 3.280%,
12/15/2026 196,653
0.0
192,000  American Equity
Investment Life
Holding Co., 5.000%,
06/15/2027 193,275
0.0
265,000  American Express Co.,
3.625%,
12/05/2024 264,265
0.1
405,000  American Tower Corp.,
1.600%,
04/15/2026 388,195
0.1
534,000
(3)
Aviation Capital
Group LLC, 4.875%,
10/01/2025 533,607
0.1
407,000
(5)
Bank of America Corp.,
2.572%,
10/20/2032 356,984
0.1
351,000  Bank of America
Corp., MTN, 3.248%,
10/21/2027 343,140
0.1
625,000  BlackRock, Inc.,
4.750%,
05/25/2033 643,370
0.1
858,000  Brighthouse Financial,
Inc., 3.850%,
12/22/2051 594,655
0.1
373,000  Brookfield Corp.,
4.000%,
01/15/2025 371,588
0.1
307,000
(5)
Citigroup, Inc.,
3.668%,
07/24/2028 301,594
0.1
254,000  Citigroup, Inc.,
4.750%,
05/18/2046 238,482
0.1
127,000  Citigroup, Inc.,
5.300%,
05/06/2044 129,306
0.0
273,000  Citigroup, Inc.,
6.675%,
09/13/2043 322,104
0.1
657,000  Crown Castle, Inc.,
2.500%,
07/15/2031 572,154
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financials: (continued)
29,000  Crown Castle, Inc.,
4.750%,
05/15/2047 $ 26,400
0.0
494,000
(4)
CubeSmart L.P.,
2.500%,
02/15/2032 429,034
0.1
2,088,000
(3)
Delaware Life Global
Funding 21-1,
2.662%,
06/29/2026 2,021,570
0.4
1,109,000  EPR Properties,
4.750%,
12/15/2026 1,105,053
0.2
286,000  Extra Space Storage
L.P., 3.500%,
07/01/2026 282,417
0.1
169,000
(4)
Extra Space Storage
L.P., 5.700%,
04/01/2028 175,966
0.0
150,000
(5)
Goldman Sachs
Group, Inc., 2.908%,
07/21/2042 114,104
0.0
400,000  Goldman Sachs
Group, Inc., 4.250%,
10/21/2025 398,618
0.1
873,000
(5)
HSBC Holdings PLC,
2.633%,
11/07/2025 870,422
0.2
268,000  JPMorgan Chase
& Co., 3.200%,
06/15/2026 264,197
0.1
619,000
(5)
JPMorgan Chase
& Co., 3.509%,
01/23/2029 604,638
0.1
619,000
(5)
JPMorgan Chase
& Co., 3.897%,
01/23/2049 529,307
0.1
329,000
(5)
JPMorgan Chase
& Co., 4.260%,
02/22/2048 298,547
0.1
590,000  Kimco Realty OP LLC,
3.200%,
04/01/2032 534,557
0.1
216,000
(3)
KKR Group Finance
Co. III LLC, 5.125%,
06/01/2044 209,198
0.0
516,000
(3)
KKR Group Finance
Co. XII LLC, 4.850%,
05/17/2032 521,837
0.1
463,000
(3)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 341,695
0.1
139,000  Markel Group, Inc.,
5.000%,
03/30/2043 130,883
0.0
256,000  Markel Group, Inc.,
5.000%,
05/20/2049 240,398
0.1
507,000  Morgan Stanley,
GMTN, 4.000%,
07/23/2025 505,484
0.1
78,000
(4)
Nasdaq, Inc., 5.950%,
08/15/2053 84,962
0.0
488,000
(3)
Nationwide Financial
Services, Inc., 5.300%,
11/18/2044 486,151
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financials: (continued)
569,000
(3)
Pacific Life Global
Funding II, 5.500%,
08/28/2026 $ 582,741
0.1
288,000
(4)
PartnerRe Finance
B LLC, 3.700%,
07/02/2029 279,527
0.1
368,000  PNC Financial
Services Group, Inc.,
3.450%,
04/23/2029 357,713
0.1
194,000
(5)
PNC Financial
Services Group, Inc.,
6.875%,
10/20/2034 222,217
0.0
98,000  Regency Centers L.P.,
2.950%,
09/15/2029 91,714
0.0
146,000  Regency Centers L.P.,
4.650%,
03/15/2049 131,313
0.0
327,000  Synchrony Financial,
3.950%,
12/01/2027 317,578
0.1
217,000  Travelers Cos., Inc.,
4.600%,
08/01/2043 208,170
0.0
285,000
(3)
UBS Group AG,
4.125%,
04/15/2026 283,769
0.1
200,000  US Bancorp, MTN,
3.100%,
04/27/2026 196,448
0.0
471,000  Wells Fargo & Co.,
MTN, 3.550%,
09/29/2025 467,123
0.1
229,000  Wells Fargo & Co.,
MTN, 4.100%,
06/03/2026 228,318
0.1
146,000  Wells Fargo & Co.,
MTN, 4.650%,
11/04/2044 133,476
0.0
19,284,738
4.0
Industrial : 0.1%
65,000
(3)
BAE Systems PLC,
5.500%,
03/26/2054 68,185
0.0
95,000  Carrier Global Corp.,
6.200%,
03/15/2054 109,834
0.0
238,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 246,717
0.1
424,736
0.1
Industrials : 1.0%
473,000  Avnet, Inc., 4.625%,
04/15/2026 472,919
0.1
773,000  Boeing Co., 5.805%,
05/01/2050 747,296
0.2
186,000  Canadian Pacific
Railway Co., 3.000%,
12/02/2041 144,581
0.0
144,000  FedEx Corp., 4.900%,
01/15/2034 147,034
0.0
682,000  Honeywell
International, Inc.,
4.500%,
01/15/2034 688,341
0.1
631,000  Lockheed Martin Corp.,
3.550%,
01/15/2026 626,796
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrials: (continued)
244,000  Lockheed Martin Corp.,
4.150%,
06/15/2053 $ 215,349
0.1
224,000  Norfolk Southern
Corp., 3.400%,
11/01/2049 168,505
0.0
217,000  Norfolk Southern
Corp., 5.350%,
08/01/2054 223,248
0.1
168,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 160,136
0.0
128,000  Rockwell Automation,
Inc., 1.750%,
08/15/2031 108,679
0.0
266,000  RTX Corp., 6.400%,
03/15/2054 314,293
0.1
473,000  Union Pacific Corp.,
3.200%,
05/20/2041 383,498
0.1
183,000  Union Pacific Corp.,
3.839%,
03/20/2060 146,456
0.0
356,000  Union Pacific Corp.,
4.150%,
01/15/2045 308,446
0.1
161,000  United Parcel
Service, Inc., 3.400%,
11/15/2046 128,087
0.0
4,983,664
1.0
Technology : 1.0%
212,000  Apple, Inc., 3.350%,
02/09/2027 210,104
0.0
502,000
(3)
Broadcom, Inc.,
3.469%,
04/15/2034 452,246
0.1
65,000  CSG Systems
International, Inc.,
3.875%,
09/15/2028 65,097
0.0
368,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 376,983
0.1
2,000  Dell International LLC
/ EMC Corp., 8.350%,
07/15/2046 2,707
0.0
923,000  Envestnet, Inc.,
2.625%,
12/01/2027 981,149
0.2
562,000  Marvell Technology,
Inc., 2.450%,
04/15/2028 524,738
0.1
83,000  Micron Technology,
Inc., 3.366%,
11/01/2041 64,431
0.0
98,000  Micron Technology,
Inc., 4.663%,
02/15/2030 98,523
0.0
316,000  Microsoft Corp.,
3.500%,
02/12/2035 301,979
0.1
795,000  NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 803,769
0.2
480,000  Oracle Corp., 3.600%,
04/01/2040 399,585
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
488,000  Salesforce, Inc.,
2.700%,
07/15/2041 $ 369,285
0.1
166,000  Take-Two Interactive
Software, Inc., 3.700%,
04/14/2027 163,901
0.0
245,000  Workday, Inc., 3.500%,
04/01/2027 241,197
0.0
5,055,694
1.0
Utilities : 0.7%
128,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 148,161
0.0
620,000
(3)
Electricite de
France SA, 4.875%,
01/22/2044 579,634
0.1
168,000  Georgia Power Co. B,
3.700%,
01/30/2050 133,706
0.0
482,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 432,347
0.1
343,000  NextEra Energy
Capital Holdings, Inc.,
3.550%,
05/01/2027 338,332
0.1
678,000  NextEra Energy
Capital Holdings, Inc.,
5.749%,
09/01/2025 685,054
0.1
371,000  NiSource, Inc.,
4.375%,
05/15/2047 325,826
0.1
295,000  Oglethorpe Power
Corp., 4.550%,
06/01/2044 260,190
0.1
325,000  Sempra, 3.800%,
02/01/2038 283,628
0.1
134,000  Xcel Energy, Inc.,
3.500%,
12/01/2049 99,210
0.0
3,286,088
0.7
Total Corporate Bonds/
Notes
(Cost $66,161,491)
63,125,264
13.1
EQUITY-LINKED NOTES : 2.2%
Financials : 2.2%
2,657,000
(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 3 Common
Stocks), 0.500%,
04/11/2028 3,702,568
0.8
2,761,000
(2)(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 5 Common
Stocks), (5.530)%,
07/19/2029 3,627,954
0.7
Principal
Amount† Value
Percentage
of Net
Assets
EQUITY-LINKED NOTES: (continued)
Financials: (continued)
2,757,000
(2)(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 5 Common
Stocks), (3.020)%,
07/30/2029 $ 3,196,466
0.7
10,526,988
2.2
Total Equity-Linked
Notes
(Cost $8,221,837)
10,526,988
2.2
MUNICIPAL BONDS : 0.1%
Georgia : 0.1%
306,000  Municipal Electric
Authority of Georgia,
6.655%,
04/01/2057 350,532
0.1
Total Municipal Bonds
(Cost $306,000)
350,532
0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.2%
Federal National Mortgage Association : 0.2%
(7)
915,000
(7)
6.625
%,
11/15/2030 1,059,359
0.2
Total U.S. Government
Agency Obligations
(Cost $978,581)
1,059,359
0.2
U.S. TREASURY OBLIGATIONS : 9.3%
United States Treasury Bonds : 0.8%
3,360,500
4.125
%,
08/15/2044 3,334,771
0.7
207,200
(4)
4.500
%,
02/15/2036 222,133
0.1
3,556,904
0.8
United States Treasury Notes : 8.5%
9,185,000
3.375
%,
09/30/2029 9,158,091
1.9
6,752,000
3.500
%,
09/30/2026 6,733,406
1.4
6,851,500
3.500
%,
09/30/2031 6,839,189
1.4
15,294,800
3.625
%,
09/15/2027 15,217,728
3.2
1,974,000
3.875
%,
08/15/2034 1,988,034
0.4
992,100
4.350
%,
05/15/2054 1,076,351
0.2
41,012,799
8.5
Total U.S. Treasury
Obligations
(Cost $44,627,215)
44,569,703
9.3
Total Long-Term
Investments
(Cost $397,712,304)
459,137,337
95.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.7%
U.S. Treasury Obligations : 0.1%
85,000
(2)
United States
Treasury Bill-,
4.440
%,
01/30/2025 $ 83,759
0.1
Repurchase Agreements : 1.3%
1,000,000
(8)
ASL Capital Markets,
Inc., Repurchase
Agreement dated
09/30/2024, 5.350%,
due 10/01/2024
(Repurchase
Amount $1,000,147,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.470%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
06/01/28-07/15/59)
1,000,000
0.2
1,000,000
(8)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,020,000, due
10/01/27-01/01/57)
1,000,000
0.2
1,000,000
(8)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,020,000, due
05/01/26-08/20/74)
1,000,000
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(8)
CF Secured LLC,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$1,020,000, due
05/15/27-07/20/73)
$ 1,000,000
0.2
1,000,000
(8)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,000,137,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,020,000, due
07/15/28-09/01/54)
1,000,000
0.2
1,046,488
(8)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $1,046,628,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market Value
plus accrued interest
$1,067,418, due
10/01/24-09/09/49)
1,046,488
0.3
Total Repurchase
Agreements
(Cost $6,046,488)
6,046,488
1.3
Time Deposits : 0.1%
150,000
(8)
Canadian Imperial
Bank of Commerce,
4.810
%,
10/01/2024 150,000
0.1
100,000
(8)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 100,000
0.0
150,000
(8)
Royal Bank of Canada,
4.830
%,
10/01/2024 150,000
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
150,000
(8)
Skandinaviska
Enskilda Banken AB,
4.810
%,
10/01/2024 $ 150,000
0.0
150,000
(8)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 150,000
0.0
Total Time Deposits
(Cost $700,000)
700,000
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 4.2%
20,293,367
(9)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $20,293,367) $ 20,293,367 4.2
Total Short-Term
Investments
(Cost $27,123,511)
27,123,614
5.7
Total Investments in
Securities
(Cost $424,835,815) $ 486,260,951 101.2
Liabilities in Excess
of Other Assets (5,627,571) (1.2)
Net Assets $ 480,633,380 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2024.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
Security, or a portion of the security, is on loan.
(5)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2024.
(6)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(7)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(9)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 20,568,517 $ — $ — $ 20,568,517
Consumer Discretionary 18,347,381 — — 18,347,381
Consumer Staples 15,939,509 — — 15,939,509
Energy 21,013,834 2,926,249 — 23,940,083
Financials 65,472,002 — — 65,472,002
Health Care 38,208,472 4,979,323 — 43,187,795
Industrials 46,283,962 — — 46,283,962
Information Technology 36,575,623 — — 36,575,623
Materials 10,703,182 — — 10,703,182
Real Estate 6,960,673 — — 6,960,673
Software and Services 2,787,577 — — 2,787,577
Utilities 10,114,065 — — 10,114,065
Total Common Stock 292,974,797 7,905,572 — 300,880,369
Convertible Bonds/Notes — 38,625,122 — 38,625,122
Corporate Bonds/Notes — 63,125,264 — 63,125,264
Equity-Linked Notes — — 10,526,988 10,526,988
Municipal Bonds — 350,532 — 350,532
U.S. Government Agency Obligations — 1,059,359 — 1,059,359
U.S. Treasury Obligations — 44,569,703 — 44,569,703
Short-Term Investments 20,293,367 6,830,247 — 27,123,614
Total Investments, at fair value $ 313,268,164 $ 162,465,799 $ 10,526,988 $ 486,260,951
Other Financial Instruments+
Forward Foreign Currency Contracts — 104,942 — 104,942
Total Assets $ 313,268,164 $ 162,570,741 $ 10,526,988 $ 486,365,893
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (138,366) $ — $ (138,366)
Total Liabilities $ — $ (138,366) $ — $ (138,366)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2024
:
Equity-Linked
Notes
*
Beginning balance at December 31, 2023 $ 18,949,634
Purchases —
Sales (11,329,508)
Accrued discounts/(premiums) (20,412)
Total realized gain (loss) 1,979,342
Net change in unrealized appreciation (depreciation)
**
947,932
Transfers into Level 3 —
Transfers out of Level 3 —
Ending balance at September 30, 2024
$ 10,526,988
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2024
**
$ 947,932
* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2024 may be due to securities no longer held or categorized as Level 3 at period end.
At September 30, 2024, the following forward foreign currency contracts were outstanding for VY
®
Invesco Equity and Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
GBP 1,953,691 USD 2,562,205 State Street Bank and Trust Co. 10/07/24 $ 49,780
EUR 3,930,115 USD 4,356,743 State Street Bank and Trust Co. 10/07/24 19,071
CAD 4,208,601 USD 3,103,781 State Street Bank and Trust Co. 10/07/24 8,438
USD 6,009,760 CAD 8,118,392 State Street Bank and Trust Co. 10/07/24 6,289
GBP 116,592 USD 153,322 State Street Bank and Trust Co. 10/07/24 2,556
GBP 37,987 USD 49,677 State Street Bank and Trust Co. 10/07/24 1,109
EUR 69,896 USD 77,502 State Street Bank and Trust Co. 10/07/24 321
CAD 106,544 USD 78,542 State Street Bank and Trust Co. 10/07/24 246
CAD 48,429 USD 35,738 State Street Bank and Trust Co. 10/07/24 75
CAD 87,800 USD 64,979 State Street Bank and Trust Co. 10/07/24 (52)
GBP 41,137 USD 55,076 State Street Bank and Trust Co. 10/07/24 (78)
GBP 79,150 USD 105,903 State Street Bank and Trust Co. 10/07/24 (83)
GBP 30,443 USD 40,830 State Street Bank and Trust Co. 10/07/24 (129)
USD 37,702 CAD 51,196 State Street Bank and Trust Co. 10/07/24 (157)
CAD 158,227 USD 117,194 State Street Bank and Trust Co. 10/07/24 (187)
CAD 69,810 USD 51,812 State Street Bank and Trust Co. 10/07/24 (188)
USD 41,761 CAD 56,732 State Street Bank and Trust Co. 10/07/24 (192)
USD 53,101 GBP 39,884 State Street Bank and Trust Co. 10/07/24 (222)
CAD 199,633 USD 147,873 State Street Bank and Trust Co. 10/07/24 (246)
EUR 66,726 USD 74,589 State Street Bank and Trust Co. 10/07/24 (296)
USD 145,541 GBP 110,829 State Street Bank and Trust Co. 10/07/24 (2,632)
USD 8,198,872 EUR 7,389,327 State Street Bank and Trust Co. 10/07/24 (28,451)
USD 4,914,526 GBP 3,742,034 State Street Bank and Trust Co. 10/07/24 (88,383)
CAD 3,347,277 USD 2,478,363 The Bank of New York Mellon 10/07/24 (3,085)
GBP 1,633,747 USD 2,189,548 The Bank of New York Mellon 10/07/24 (5,311)
EUR 3,322,590 USD 3,708,067 The Bank of New York Mellon 10/07/24 (8,674)
USD 3,712,954 EUR 3,322,590 The Bank of New York Mellon 11/07/24 8,543
USD 2,189,513 GBP 1,633,748 The Bank of New York Mellon 11/07/24 5,335
USD 2,480,364 CAD 3,347,276 The Bank of New York Mellon 11/07/24 3,179
$ (33,424)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 69,983,312
Gross Unrealized Depreciation (8,558,176)
Net Unrealized Appreciation $ 61,425,136